Trade Accounts Receivable - Schedule of Allowance for Expected Credit Losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Expected Credit Losses [Abstract]
Beginning balance			R$ (117)
Allowance recorded during the year	R$ (47)	R$ (538)	(32)
Reversal of provision		98
Ending balance	R$ (636)	R$ (589)	R$ (149)